UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 16, 2025 to September 17, 2025

Commission File Number of issuing entity:  333-257737-04

Central Index Key Number of issuing entity:  0001924780

BBCMS Mortgage Trust 2022-C16
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-257737

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Daniel Schmidt (212) 528-7479
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4224598
38-4224599
38-7290331
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2025 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2022-C16.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2022-C16 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 16, 2025 to September 17, 2025.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 13, 2025. The CIK number for the Depositor is 0001541480.

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

Starwood Mortgage Capital LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 23, 2025. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for Societe Generale Financial Corporation is 0001755531.

UBS AG filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2025. The CIK number for UBS AG is 0001685185.

BSPRT CMBS Finance, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2025. The CIK number for BSPRT CMBS Finance, LLC is 0001722518.

LMF Commercial, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 3, 2025. The CIK number for LMF Commercial, LLC is 0001592182.

Natixis Real Estate Capital LLC ("NREC") filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2025. The CIK number for NREC is 0001542256.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 30, 2025 under Commission File No. 333-257737-04 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 30, 2025 under Commission File No. 333-257737-04 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BBCMS Mortgage Trust 2022-C16, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/15/2025	$12,777.07
Current Distribution Date	09/17/2025	$131,387.97

REO Account
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2022-C16, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/15/2025	$6,059.03
Current Distribution Date	09/17/2025	$6,057.40

Interest Reserve Account
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	08/15/2025	$0.00
Current Distribution Date	09/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2022-C16, relating to the September 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 30, 2025 under Commission File No. 333-257737-04 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 30, 2025 under Commission File No. 333-257737-04 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Schmidt
Daniel Schmidt, Authorized Signatory

Date: September 30, 2025